Income Taxes - Earnings Before Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 244.1	$ 2,232.7
Provision for income taxes	206.7	261.5
Net earnings	37.4	1,971.2
Canada
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	212.6	183.4
Provision for income taxes	121.0	79.3
Net earnings	91.6	104.1
United States
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(110.8)	848.0
Provision for income taxes	31.4	23.5
Net earnings	(142.2)	824.5
UK
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(221.4)	244.7
Provision for income taxes	5.7	24.0
Net earnings	(227.1)	220.7
Other
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	363.7	956.6
Provision for income taxes	48.6	134.7
Net earnings	$ 315.1	$ 821.9